Stock Incentive Plan and Warrants	12 Months Ended
Dec. 31, 2012
Stock Incentive Plan and Warrants [Abstract]
Stock Incentive Plan and Warrants

5. Stock Incentive Plan and Warrants

The Company maintains two long-term incentive compensation plans, the Provectus Pharmaceuticals, Inc. 2002 Stock Plan, which provided for the issuance of 18,450,000 shares of common stock pursuant to stock options, and the 2012 Stock Plan, which provides for the issuance of up to 20,000,000 shares of common stock pursuant to stock options, stock appreciation rights, stock purchase rights and long-term performance awards granted to key employees and directors of and consultants to the Company.

Options granted under the 2002 Stock Plan were either “incentive stock options” within the meaning of Section 422 of the Internal Revenue Code or options which are not incentive stock options. Options granted under the 2012 Stock Plan may be either “incentive stock options” within the meaning of Section 422 of the Internal Revenue Code or options which are not incentive stock options. The stock options are exercisable over a period determined by the Board of Directors (through its Compensation Committee), but generally no longer than 10 years after the date they are granted.

For stock options granted to employees during 2012, 2011 and 2010, the Company has estimated the fair value of each option granted using the Black-Scholes option pricing model with the following assumptions:

	2012	2011	2010
Weighted average fair value per options granted	$0.73	$0.78	$0.88
Significant assumptions (weighted average) risk-free interest rate at grant date	0.25%	0.25%	0.25%
Expected stock price volatility	83% – 87%	87% – 91%	91% – 94%
Expected option life (years)	10	10	10

On March 1, 2004, the Company issued 1,200,000 stock options to employees. The options vest over three years with 225,000 options vesting on the date of grant. The exercise price is the fair market price on the date of issuance. On May 27, 2004, the Company issued 100,000 stock options to the Board of Directors. The options vested immediately on the date of grant. The exercise price is the fair market price on the date of issuance. On June 28, 2004, the Company issued 100,000 stock options to an employee. The options vest over four years with 25,000 options vesting on the date of grant. The exercise price is the fair market price on the date of issuance.

On January 7, 2005, the Company issued 1,200,000 stock options to employees. The options vest over four years with no options vesting on the date of grant. The exercise price is the fair market price on the date of issuance. On May 19, 2005, the Company issued 100,000 stock options to the Board of Directors. The options vested immediately on the date of grant. The exercise price is the fair market price on the date of issuance. On May 25, 2005, the Company issued 1,200,000 stock options to employees. The options vest over three years with no options vesting on the date of grant. The exercise price is $0.75 which is greater than the fair market price on the date of issuance. On December 9, 2005, the Company issued 775,000 stock options to employees. The options vest over three years with no options vesting on the date of grant. The exercise price is the fair market price on the date of issuance. During 2005, an employee of the Company exercised 26,516 options at an exercise price of $1.10 per share of common stock for $29,167.

Two employees of the Company exercised a total of 114,979 options during the three months ended March 31, 2006 at an exercise price of $1.10 per share of common stock for $126,477. On June 23, 2006, the Company issued 4,000,000 stock options to employees. The options vest over three years with no options vesting on the date of grant. The exercise price is the fair market price on the date of issuance. On June 23, 2006, the Company issued 200,000 stock options to its Members of the Board. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance. One employee of the Company exercised a total of 7,166 options during the three months ended June 30, 2006 at an exercise price of $1.10 per share of common stock for $7,882 and another employee of the Company exercised a total of 12,500 options during the three months ended June 30, 2006 at an exercise price of $0.32 per share of common stock for $4,000. One employee of the Company exercised a total of 14,000 options during the three months ended September 30, 2006 at an exercise price of $1.10 per share of common stock for $15,400 and another employee of the Company exercised a total of 3,125 options during the three months ended September 30, 2006 at an exercise price of $0.32 per share of common stock for $1,000. One employee of the Company exercised a total of 7,000 options during the three months ended December 31, 2006 at an exercise price of $1.10 per share of common stock for $7,700.

One employee of the Company exercised a total of 120,920 options during the three months ended March 31, 2007 at an exercise price of $1.10 per share of common stock for $133,012. Another employee of the Company exercised a total of 9,375 options during the three months ended March 31, 2007 at an exercise price of $0.32 per share of common stock for $3,000. One employee of the Company exercised a total of 100,000 options during the three months ended September 30, 2007 at an exercise price of $0.64 per share of common stock for $64,000. Another employee of the Company exercised a total of 25,000 options during the three months ended September 30, 2007 at an exercise price of $0.32 per share of common stock for $8,000. One employee of the Company exercised a total of 50,000 options during the three months ended December 31, 2007 at an exercise price of $0.64 per share of common stock for $32,000. Another employee of the Company exercised a total of 6,250 options during the three months ended December 31, 2007 at an exercise price of $0.32 per share of common stock for $2,000. On June 21, 2007, the Company issued 200,000 stock options to its Members of the Board. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance.

One employee of the Company exercised a total of 193,281 options during the three months ended June 30, 2008 at an exercise price of $0.32 to $1.02 per share of common stock for $109,600. Another employee of the Company exercised a total of 44,795 options during the three months ended June 30, 2008 at an exercise price of $1.10 per share of common stock for $49,275. One employee of the Company exercised a total of 66,666 options during the three months ended December 31, 2008 at an exercise price of $0.94 per share of common stock for $62,666. On June 3, 2008, the Company issued 50,000 stock options to a newly appointed member of the board of directors. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance. On June 27, 2008, the Company issued 200,000 stock options to its re-elected members of the board of directors. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance.

One employee of the Company exercised a total of 156,250 options during the three months ended June 30, 2009 at an exercise price of $0.64 per share of common stock for $100,000. Another employee of the Company exercised a total of 150,000 options during the three months ended June 30, 2008 at an exercise price of $0.64 per share of common stock for $96,000. On June 19, 2009, the Company issued 250,000 stock options to its re-elected Members of the Board. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance, and all options were outstanding at June 30, 2009. One employee of the Company exercised options during the three months ended September 30, 2009 at an exercise price of $1.02 per share of common stock for $20,400 for 20,000 options and an exercise price of $0.94 per share of common stock for $47,000 for 50,000 options. One employee of the Company exercised options during the three months ended December 31, 2009 at an exercise price of $1.02 per share of common stock for $15,300 for 15,000 options and an exercise price of $0.94 per share of common stock for $78,334 for 83,334 options.

One employee of the Company exercised 105,469 options at an exercise price of $0.64 per share of common stock for $67,500 and 52,419 options at an exercise price $0.75 per share of common stock for $39,315 during the three months ended June 30, 2010. On June 18, 2010, the Company issued 250,000 stock options to its re-elected members of the board. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance, and all options were outstanding at June 30, 2010. One employee of the Company exercised 75,000 options at an exercise price of $1.10 per share of common stock for $82,500 and 100,000 options at an exercise price $1.00 per share of common stock for $100,000 during the three months ended September 30, 2010. On July 22, 2010, the Company issued 4,000,000 stock options to its employees. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance, and 3,400,000 options were outstanding at December 31, 2010. One employee of the Company exercised 500,000 options at an exercise price of $1.00 per share of common stock for $500,000 during the three months ended December 31, 2010. Another employee of the Company exercised 133,333 options at an exercise price of $0.75 per share of common stock for $100,000 during the three months ended December 31, 2010.

One employee of the Company exercised 133,333 options at an exercise price of $0.75 per share of common stock for $100,000 during the three months ended March 31, 2011. One employee of the Company exercised 350,000 options at an exercise price of $1.00 per share of common stock for $350,000 during the three months ended June 30, 2011. Another employee of the Company exercised 133,333 options at an exercise price of $0.75 per share of common stock for $100,000 during the three months ended June 30, 2011. On July 6, 2011, the Company issued 250,000 stock options to its re-elected members of the board. On July 12, 2011, the Company issued 50,000 stock options to a newly appointed member of the board. On September 6, 2011, the Company issued 4,000,000 stock options to its employees. All of the stock options issued in 2011 vest on the date of grant and have an exercise price equal to the fair market price on the date of issuance. One employee of the Company exercised 100,000 options at an exercise price of $1.00 per share of common stock for $100,000 and 100,000 options at an exercise price of $0.93 per share of common stock for $93,000 during the three months ended September 30, 2011. One employee of the Company exercised 300,000 options at an exercise price of $0.93 per share of common stock for $279,000 and 100,000 options at an exercise price of $0.75 per share of common stock for $75,000 during the three months ended December 31, 2011. Another employee of the Company exercised 75,000 options at an exercise price of $0.32 per share of common stock for $24,000 and 25,000 options at an exercise price of $0.60 per share of common stock for $15,000 during the three months ended December 31, 2011.

On May 14, 2012, the Company issued 50,000 stock options to a newly appointed member of the board. On June 28, 2012, the Company issued 200,000 stock options to its re-elected members of the board. All of the stock options issued in 2012 vest on the date of grant and have an exercise price equal to the fair market price on the date of issuance.

The compensation cost relating to share-based payment transactions is measured based on the fair value of the equity or liability instruments issued. For purposes of estimating the fair value of each stock option on the date of grant, the Company utilized the Black-Scholes option-pricing model. The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option-pricing models require the input of highly subjective assumptions including the expected volatility factor of the market price of the Company’s common stock (as determined by reviewing its historical public market closing prices). Because the Company’s employee stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee and board member stock options. Included in the results for the year ended December 31, 2012, is $183,028 of stock-based compensation expense which relates to the fair value of stock options vested in 2012. Included in the results for the year ended December 31, 2011, is $3,368,950 of stock-based compensation expense which related to the fair value of stock options vested in 2011. Included in the results for the year ended December 31, 2010, is $3,759,650 of stock-based compensation expense which relates to the fair value of stock options vested in 2010.

The following table summarizes the options granted, exercised, outstanding and exercisable as of December 31, 2010, 2011 and 2012:

	Shares	Exercise Price Per Share	Weighted Average Exercise Price
Outstanding at January 1, 2010	8,623,843	$0.32 –1.50	$0.95
Granted	4,250,000	$1.00 –1.16	$1.01
Exercised	(966,221)	$0.62 –1.10	$0.92
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2010	11,907,622	$0.32 –1.50	$0.98

Outstanding at January 1, 2011	11,907,622	$0.32 –1.50	$0.98
Granted	4,300,000	$0.93 –1.04	$0.94
Exercised	(1,316,666)	$0.32 –1.00	$0.86
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2011	14,890,956	$0.32 –1.50	$0.98

Outstanding at January 1, 2012	14,890,956	$0.32 –1.50	$0.98
Granted	250,000	$0.84 –0.93	$0.86
Exercised	—	—	—
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2012	15,140,956	$0.32 –1.50	$0.97

The following table summarizes information about stock options outstanding at December 31, 2012 in order of issuance from oldest to newest.

Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining contractual Life	Outstanding Weighted Average Exercise price	Number Exercisable at December 31, 2012	Exercisable Weighted Average Exercise Price
$0.32	18,750	0.58 years	$0.32	18,750	$0.32
$0.60	50,000	0.58 years	$0.60	50,000	$0.60
$1.10	789,624	1.17 years	$1.10	789,624	$1.10
$0.95	100,000	1.42 years	$0.95	100,000	$0.95
$1.25	100,000	1.50 years	$1.25	100,000	$1.25
$0.64	600,000	2.00 years	$0.64	600,000	$0.64
$0.75	722,582	2.42 years	$0.75	722,582	$0.75
$0.94	575,000	2.92 years	$0.94	575,000	$0.94
$1.02	4,135,000	3.50 years	$1.02	4,135,000	$1.02
$1.50	200,000	4.50 years	$1.50	200,000	$1.50
$1.16	50,000	5.42 years	$1.16	50,000	$1.16
$1.00	150,000	5.50 years	$1.00	150,000	$1.00
$1.04	250,000	6.50 years	$1.04	250,000	$1.04
$1.16	250,000	7.50 years	$1.16	250,000	$1.16
$1.00	3,000,000	7.50 years	$1.00	3,000,000	$1.00
$1.04	250,000	8.50 years	$1.04	250,000	$1.04
$0.99	50,000	8.50 years	$0.99	50,000	$0.99
$0.93	3,600,000	8.67 years	$0.93	3,600,000	$0.93
$0.93	50,000	9.38 years	$0.93	50,000	$0.93
$0.84	250,000	9.50 years	$0.84	250,000	$0.84

	15,140,956	5.58 years	$0.97	15,140,956	$0.97

The weighted-average grant-date fair value of options granted during 2012 was $0.73. There were no options exercised during the year ended December 31, 2012.

The weighted-average grant-date fair value of options granted during 2011 was $0.78. The total intrinsic value of options exercised during the year ended December 31, 2011 which were in the money was $108,583.

The weighted-average grant-date fair value of options granted during 2010 was $0.88. The total intrinsic value of options exercised during the year ended December 31, 2010 which were in the money was $143,702.

The following is a summary of nonvested stock option activity for the year ended December 31, 2012:

	Number of Shares	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2011	—	$—
Granted	250,000	$0.73
Vested	(250,000)	$0.73
Canceled	—	—

Nonvested at December 31, 2012	—	$—

As of December 31, 2012, there was no unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan.

The following is a summary of the aggregate intrinsic value of shares outstanding and exercisable at December 31, 2012. The aggregate intrinsic value of stock options outstanding and exercisable is defined as the difference between the market value of the Company’s stock as of the end of the period and the exercise price of the stock options which are in the money.

	Number of Shares	Aggregate Intrinsic Value
Outstanding and Exercisable at December 31, 2012	15,140,956	$4,500

The following table summarizes the warrants granted, exercised, outstanding and exercisable as of December 31, 2010, 2011 and 2012.

	Warrants	Exercise Price Per Warrant	Weighted Average Exercise Price
Outstanding at January 1, 2010	22,147,554	$0.75 – 2.00	$1.02
Granted	9,781,037	$0.95 – 1.50	$1.02
Exercised	(6,191,473)	$0.94 – 1.25	$0.98
Forfeited	(10,314,399)	$0.94 – 1.75	$0.95

Outstanding and exercisable at December 31, 2010	15,422,719	$0.75 – 2.00	$1.09

Outstanding at January 1, 2011	15,422,719	$0.75 – 2.00	$1.09
Granted	14,484,601	$0.94 – 2.00	$1.15
Exercised	(3,820,185)	$0.90 – 0.94	$0.93
Forfeited	(967,888)	$0.75 – 2.00	$1.06

Outstanding and exercisable at December 31, 2011	25,119,247	$0.91 – 2.00	$1.15

Outstanding at January 1, 2012	25,119,247	$0.91 – 2.00	$1.15
Granted	10,399,414	$0.68 – 1.50	$1.00
Exercised	—	—	—
Forfeited	(5,480,644)	$0.91 – 1.50	$1.29

Outstanding and exercisable at December 31, 2012	30,038,017	$0.68 – 2.00	$1.05

The following table summarizes information about warrants outstanding at December 31, 2012.

Exercise Price	Number Outstanding and Exercisable at December 31, 2012	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price
$0.68	3,709,094	3.00	$0.68
$0.95	982,401	1.87	$0.95
$1.00	14,391,256	2.81	$1.00
$1.12	3,296,536	2.87	$1.12
$1.15	160,000	2.50	$1.15
$1.25	5,848,729	2.76	$1.25
$1.45	80,000	2.50	$1.45
$1.50	1,170,001	3.17	$1.50
$1.75	200,000	3.00	$1.75
$2.00	200,000	3.25	$2.00

	30,038,017	2.81	$1.05